Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	The following represents payments due by period for operating lease obligations as of December 31, 2022 (dollars in thousands):

Year Ending December 31:
2023	$3,792
2024	4,112
2025	3,985
2026	3,587
2027	2,014
2028 and thereafter	11,013